Basis of Presentation	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation
Basis of Presentation
The Augusta Contribution, Blair Contribution and Whitehall Contribution were accounted for as transactions between entities under common control whereby the net assets of Augusta, Blair, Whitehall and Other Assets were recorded at their historical cost. Therefore, the Partnership's historical financial information has been recast to combine Augusta, Blair, Whitehall and Other Assets with the Partnership as if the combination had been in effect since inception of the common control. Refer to Note 4 - Business Combinations for additional disclosure regarding the Augusta Contribution, Blair Contribution and Whitehall Contribution.
These financial statements have been prepared assuming the Partnership will continue to operate as a going concern. On a quarterly basis, the Partnership assesses whether conditions have emerged which may cast substantial doubt about the Partnership's ability to continue as a going concern for the next twelve months following the issuance of these financial statements. Refer to Note 8 - Long-Term Debt for additional disclosure regarding our assessment of events and conditions and our ability to comply with covenants under our senior secured revolving credit agreement (the "Revolving Credit Agreement").